DEFERRED INCOME - Schedule of Deferred Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Deferred Income [Abstract]
Deferred income, ending balance	$ 0	$ 0
Grant recognized during the period	2,757,895	0
Amounts released to profit or loss	(986,364)	0
Deferred income, ending balance	$ 1,771,531	$ 0